Post-employment benefits - Schedule of Change in Net Amount Recognized in Balance Sheet (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	R$ (2,060)	R$ (2,429)
Amounts recognized in income (1+2+3+4)	(295)	(153)
1 - Cost of current service	(24)	(29)
3 - Net interest	(205)	(188)
4 - Other revenues and expenses	(66)	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	3	(227)
5 - Effects on asset ceiling	(305)	296
6 - Remeasurements	315	(499)
Changes in demographic assumptions	151
Changes in financial assumptions	(380)	3,288
Experience of the plan	544	(3,787)
7 - Exchange variation	(7)	(24)
Other (8+9+10)	335	749
9 - Benefits paid	83	191
10 - Contributions and investments from sponsor	252	558
Amounts at the end of the period	(2,017)	(2,060)
Amount recognized in Assets	256	301
Amount recognized in Liabilities	2,273	(2,361)
BD and CV plans
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(1,782)	(1,966)
Amounts recognized in income (1+2+3+4)	(208)	(186)
1 - Cost of current service	(24)	(29)
3 - Net interest	(184)	(157)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	4	(188)
5 - Effects on asset ceiling	(300)	290
6 - Remeasurements	311	(454)
Changes in demographic assumptions	151
Changes in financial assumptions	(384)	3,197
Experience of the plan	544	(3,651)
7 - Exchange variation	(7)	(24)
Other (8+9+10)	252	558
10 - Contributions and investments from sponsor	252	558
Amounts at the end of the period	(1,734)	(1,782)
Amount recognized in Assets	13	17
Amount recognized in Liabilities	1,747	(1,799)
BD and CV plans | Net asset
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	21,490	23,754
Amounts recognized in income (1+2+3+4)	2,393	2,226
3 - Net interest	2,393	2,226
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	749	(3,240)
6 - Remeasurements	762	(3,244)
Experience of the plan	762	(3,244)
7 - Exchange variation	(13)	4
Other (8+9+10)	(1,695)	(1,250)
9 - Benefits paid	(1,947)	(1,808)
10 - Contributions and investments from sponsor	252	558
Amounts at the end of the period	22,937	21,490
BD and CV plans | Actuarial liabilities
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(19,035)	(21,590)
Amounts recognized in income (1+2+3+4)	(2,108)	(2,015)
1 - Cost of current service	(24)	(29)
3 - Net interest	(2,084)	(1,986)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	(445)	2,762
6 - Remeasurements	(451)	2,790
Changes in demographic assumptions	151
Changes in financial assumptions	(384)	3,197
Experience of the plan	(218)	(407)
7 - Exchange variation	6	(28)
Other (8+9+10)	1,947	1,808
9 - Benefits paid	1,947	1,808
Amounts at the end of the period	(19,641)	(19,035)
BD and CV plans | Asset ceiling
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(4,237)	(4,130)
Amounts recognized in income (1+2+3+4)	(493)	(397)
3 - Net interest	(493)	(397)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	(300)	290
5 - Effects on asset ceiling	(300)	290
Amounts at the end of the period	(5,030)	(4,237)
CD plans
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	284	313
Amounts recognized in income (1+2+3+4)	(26)	98
3 - Net interest	40	34
4 - Other revenues and expenses	(66)	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	(15)	(127)
5 - Effects on asset ceiling	(5)	6
6 - Remeasurements	(10)	(133)
Experience of the plan	(10)	(133)
Amounts at the end of the period	243	284
Amount recognized in Assets	243	284
CD plans | Net asset
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	365	393
Amounts recognized in income (1+2+3+4)	(16)	105
3 - Net interest	50	41
4 - Other revenues and expenses	(66)	64
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	(10)	(133)
6 - Remeasurements	(10)	(133)
Experience of the plan	(10)	(133)
Amounts at the end of the period	339	365
CD plans | Asset ceiling
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(81)	(80)
Amounts recognized in income (1+2+3+4)	(10)	(7)
3 - Net interest	(10)	(7)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	(5)	6
5 - Effects on asset ceiling	(5)	6
Amounts at the end of the period	(96)	(81)
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Amounts at the beginning of the period	(562)	(776)
Amounts recognized in income (1+2+3+4)	(61)	(65)
3 - Net interest	(61)	(65)
Amount recognized in stockholders' equity - other comprehensive income (5+6+7)	14	88
6 - Remeasurements	14	88
Changes in financial assumptions	4	91
Experience of the plan	10	(3)
Other (8+9+10)	83	191
9 - Benefits paid	83	191
Amounts at the end of the period	(526)	(562)
Amount recognized in Liabilities	R$ 526	R$ (562)